Organization and Principal Activities	6 Months Ended
Sep. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Solowin Holdings (collectively the “Company”) is a company incorporated in Cayman Islands with limited liability on July 23, 2021. The Company is an investment holding company.

Solomon JFZ (Asia) Holdings Limited (“SJFZ”) was incorporated on July 25, 2016. SJFZ is a limited liability corporation licensed with the Hong Kong Securities and Futures Commission (“HKSFC”) to carry out regulated activities including Type 1 (Dealing in Securities), Type 4 (Advising on Securities), Type 6 (Advising on Corporate Finance) and Type 9 (Asset Management).

On December 4, 2023, as a part of the strategic expansion into the private wealth management business, the Company formed a new wholly owned subsidiary, Solomon Private Wealth Limited (“Solomon Wealth”), under the laws of Hong Kong.

Solomon Global Asset Management Limited (“SGAM”) is a company incorporated in British Virgin Islands with limited liability on August 4, 2023. On March 12, 2025, Solomon Wealth entered into a preliminary agreement for the acquisition from an external third party of 100% of equity interest of SGAM. The transaction was completed on March 13, 2025. On May 7, 2025, Solomon Wealth transferred 100% ownership of SGAM to the Company. As a result, SGAM became a wholly-owned subsidiary of Company.

On April 15, 2025, as a part of our strategic expansion into the stablecoin business, the Company formed a new wholly owned subsidiary, AX Coin Limited, under the laws of Hong Kong, and subsequently renamed it as AX Coin HK Limited on September 12, 2025.

On April 25, 2025, as a part of our strategic development of digital assets investment business, the Company, together with our Chairman and Chief Executive Officer Mr. Ling Ngai Lok, set up a new subsidiary, Solowin Investment Limited, under the laws of Hong Kong, in which the Company holds 4,000 shares out of 10,000 issued shares, accounting for 40% of the entity. On November 19, 2025, the Company acquired Mr. Lok’s shares in the entity for a total purchase price of $1.00, and the entity became a wholly owned subsidiary of the Company. Subsequently, the entity was renamed as AlloyX Venture Limited on November 25, 2025. As to date of these financial statements, AlloyX Venture Limited has not commenced substantive operations.

On June 16, 2025, the Company entered into a sale and purchase agreement with two individuals, pursuant to which the Company purchased from them, a 48% stake in Tiger Coin (Hong Kong) Limited, a private company limited by shares incorporated in Hong Kong, for a total purchase price of $7,500,000. Such purchase price was satisfied by the issuance of an aggregate of 7,500,000 Class A Ordinary Shares of the Company to them, with each person receiving 3,750,000 Class A Ordinary Shares. The transaction was completed in June 2025.

On August 11, 2025, the Company entered into a sale and purchase agreement to acquire 100% of AlloyX Limited, a Cayman Islands company developing next-generation stablecoin infrastructure centered on tokenized money-market funds and cross-border payments. Consideration to the sellers comprised 106,779,926 Class A Ordinary Shares and 23,331,599 Class B Ordinary Shares. Upon the closing of the Acquisition on September 3, 2025, AlloyX became a wholly owned subsidiary of the Company. AlloyX has four subsidiaries, including (i) Master Venus Limited, a company incorporated under the laws of Samoa, (ii) AlloyX (Hong Kong) Limited, a company incorporated under the laws of Hong Kong, (iii) AlloyX Group PTE Ltd, a company incorporated under the laws of Singapore, and (iv) Bravo Valor Partners Ltd, a company incorporated under the laws of the State of Washington, the United States of America.

On August 15, 2025, the Company entered into a sale and purchase agreement, with one individual, pursuant to which the Company purchased from the shareholder 190,000 ordinary shares, representing 19% of the issued and paid-up share capital, in GPL Remittance Pte. Ltd., an exempt private company limited by shares incorporated in Singapore (“GPL”), for consideration of SGD161,500 in cash. As of the date of this report, this acquisition has closed.

On August 25, 2025, the Company, together with the Company’s Chairman and Chief Executive Officer, Mr. Ling Ngai Lok, and the Company’s director, Mr. Haokang Zhu, formed a new subsidiary, AX Coin Limited (“AX Coin Cayman”) under laws of the Cayman Islands, in which the Company   holds 32,000 shares out of 50,000 outstanding shares, accounting for 64% of the entity. On October 23, 2025, the Company   transferred AX Coin HK Limited to AX Coin Limited, and as a result, AX Coin HK Limited became as a wholly owned subsidiary of AX Coin limited. AX Coin Limited’s major business is enterprise-grade stablecoin issuance and provision of an infrastructure platform tailored for B2B scenarios including payments, treasury management and tokenized asset settlement.

The Company together with its subsidiaries (collectively the “Group”) are primarily engaged in providing (a) traditional financial services, including investment banking services, wealth management services, asset management services, and (b) Digital assets-related services, including virtual assets trading and related services, payment infrastructure and tokenization as a service in Hong Kong.

Details of the Company and its subsidiaries are set out in the table as follows:

		Percentage of effective ownership
Name	Date of incorporation	September 30, 2025	March 31, 2025	Place of incorporation	Principal activities
Solowin Holdings	July 23, 2021	N/A	N/A	Cayman Islands	Holding company
Solomon JFZ (Asia) Holdings Limited	July 25, 2016	100%	100%	Hong Kong	Securities and virtual assets dealings and brokerage; advising on securities; corporate consultancy services; and asset management services
Solomon Private Wealth Limited	December 4, 2023	100%	100%	Hong Kong	Wealth management and financial planning services
Solomon Global Asset Management Limited	August 4, 2023 (Acquired on March 13, 2025)	100%	100%	British Virgin Islands	Wealth management and financial planning services
AX Coin HK Limited	April 25, 2025	100%	N/A	Hong Kong	Stablecoin issuance
AlloyX Limited	October 22, 2024 (Acquired on September 3, 2025)	100%	N/A	Cayman Islands	Holding company
Master Venus Limited	February 2, 2016 (Acquired on September 3, 2025)	100%	N/A	Samoa	Holding company
AlloyX (Hong Kong) Limited	December 23, 2024 (Acquired on September 3, 2025)	100%	N/A	Hong Kong	Digital assets-related services
AlloyX Group Pte Limited	January 16, 2025 (Acquired on September 3, 2025)	100%	N/A	Singapore	Dormant
Bravo Valor Partners Limited	June 4, 2021 (Acquired on September 3, 2025)	100%	N/A	United States	Dormant
AX Coin Limited	August 25, 2025	64%	N/A	Cayman Islands	Holding company